Financial risk management (Details 5) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	$ 643,805	$ 490,341
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities		172,973
Level 2 of fair value hierarchy [member] | Payment Plan C A M M E S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities		172,973
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	53,686
Assigned Assets And In Custody [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	17,581
Assigned Assets And In Custody [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Assigned Assets And In Custody [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Negotiable Instruments [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	130,868	150,616
Negotiable Instruments [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Negotiable Instruments [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Mutual Funds [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	434,801	327,368
Cash and cash equivalents	60,555	590
Mutual Funds [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Cash and cash equivalents
Mutual Funds [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Cash and cash equivalents
Shares [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Shares [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	$ 53,686
Transferred Assets And In Custody [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets		$ 11,767